OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen North Carolina Municipal Bond Fund, for the quarter ended November 30, 2009. This series has August 31 fiscal year end.

Date of reporting period: November 30, 2009

Item 1 – Schedule of Investments

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
AIRPORT 1.7%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$2,788,501
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. B, 0.00%, 10/01/2039 ¤	5,000,000	763,250

		3,551,751

CONTINUING CARE RETIREMENT COMMUNITY 5.5%
North Carolina Med. Care Commission Hlth. Care Facs. RB:
Duke Univ. Proj., Ser. A, 5.00%, 06/01/2039	3,500,000	3,468,010
First Mtge., Presbyterian Homes Proj.:
5.40%, 10/01/2027	1,000,000	925,470
5.50%, 10/01/2031	2,000,000	1,783,180
5.60%, 10/01/2036	1,500,000	1,307,295
North Carolina Med. Care Commission Retirement Facs. RB, First Mtge. Givens Estates Proj.:
5.00%, 07/01/2033	1,000,000	836,010
Ser. A, 6.375%, 07/01/2023	3,000,000	3,567,360

		11,887,325

EDUCATION 16.3%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, 9.28%, 12/01/2036 +	10,000,000	10,720,200
Massachusetts Hlth. Edl. Facs. Auth. RB, Suffolk University Proj., Ser. A, 5.75%, 07/01/2039	1,000,000	976,330
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.00%, 10/01/2044	14,400,000	14,699,808
University of North Carolina Charlotte RB, Ser. B, 5.00%, 04/01/2036	4,000,000	4,133,640
University of North Carolina RB, Ser. A, 5.00%, 10/01/2034	4,235,000	4,354,046

		34,884,024

ELECTRIC REVENUE 22.4%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,864,900
6.50%, 01/01/2018	3,750,000	4,380,825
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	11,100,000	12,587,622
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB:
Ser. B, 5.00%, 01/01/2026	5,000,000	5,098,550
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	3,639,190
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
5.50%, 01/01/2013	5,000,000	5,447,550
Ser. B, 6.375%, 01/01/2013	5,000,000	5,075,550
North Carolina Muni. Power Agcy. RRB, Catawba Nuclear Power Proj., Ser. A, 5.00%, 01/01/2030	1,000,000	1,013,810
Puerto Rico Elec. Power Auth. RB, Ser. W, 5.50%, 07/01/2038	5,000,000	4,900,900

		48,008,897

HOSPITAL 15.4%
Charlotte-Mecklenburg, NC Hosp. Auth. RRB, Hlth. Care Sys., Ser. A:
5.00%, 01/15/2027	1,885,000	1,919,458
5.25%, 01/15/2034	2,000,000	1,994,440
5.25%, 01/15/2039	4,650,000	4,588,201
New Hanover Cnty., NC Hosp. Auth. RB, New Hanover Regl. Med. Ctr. Proj., 5.125%, 10/01/2031	1,800,000	1,824,174
North Carolina Johnston Mem. Hosp. Auth. RB, Johnston Mem. Hosp. Proj., Ser. A, 5.25%, 10/01/2036	8,000,000	8,074,640
North Carolina Med. Care Commission RB:
Grace Hosp., Inc., 5.25%, 10/01/2013	3,825,000	3,830,317
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,457,022
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	3,940,000	3,942,443
Transylvania Cmnty. Hosp., Inc.:
5.50%, 10/01/2012	385,000	385,073
5.75%, 10/01/2019	1,090,000	1,008,392
South Carolina Jobs EDA Hosp. RRB, Palmetto Hlth., 5.75%, 08/01/2039	3,000,000	2,884,320

		32,908,480

1

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 1.6%
North Carolina HFA RB:
Ser. 08-A:
6.00%, 07/01/2011	$355,000	$355,678
6.10%, 07/01/2013	410,000	410,631
Ser. 09-A, 5.60%, 07/01/2016	2,125,000	2,127,083
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	455,000	455,996

		3,349,388

INDUSTRIAL DEVELOPMENT REVENUE 7.3%
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A, 5.85%, 12/01/2020	3,450,000	3,401,114
Haywood Cnty., NC Indl. Facs. & PCRRB, Solid Waste Disposal Proj., 6.40%, 11/01/2024	1,000,000	1,003,680
Person Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., Ser. A, 0.40%, 11/01/2018 ☐	3,000,000	2,421,000
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,704,303

		15,530,097

MISCELLANEOUS REVENUE 2.2%
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2037	3,500,000	3,663,660
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2022	1,000,000	1,008,290

		4,671,950

PRE-REFUNDED 1.8%
Charlotte, NC COP, Pub. Safety Facs. Proj., Ser. B, 5.50%, 12/01/2020	3,695,000	3,924,681

SPECIAL TAX 1.1%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A-1, 5.00%, 10/01/2039	1,500,000	1,342,245
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. B, 5.00%, 10/01/2025	1,000,000	990,230

		2,332,475

TRANSPORTATION 4.9%
North Carolina Turnpike Auth. RB, Triangle Expressway Sys., Ser. A, 5.75%, 01/01/2039	6,500,000	6,837,675
Puerto Rico Hwy. & Trans. Auth. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	3,000,000	3,634,560

		10,472,235

UTILITY 0.4%
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.25%, 09/01/2026	1,020,000	935,921

WATER & SEWER 16.8%
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power Coop., Ser. A, 5.75%, 07/15/2039	3,000,000	3,139,710
Cape Fear, NC Water & Sewer Sys. RB:
5.00%, 08/01/2024	300,000	330,507
5.00%, 08/01/2028	1,000,000	1,078,680
5.00%, 08/01/2031	5,000,000	5,273,000
5.00%, 08/01/2035	10,000,000	10,376,900
Charlotte, NC Water & Sewer Sys. RB, 5.00%, 07/01/2038	6,480,000	6,802,575
Puerto Rico Aqueduct & Sewer Auth. RRB, Sr. Lien, Ser. A, 6.00%, 07/01/2044	700,000	701,820
Raleigh, NC Comb Enterprise Sys. RB, Ser. A, 5.00%, 03/01/2036	5,000,000	5,195,350
Winston-Salem, NC Water & Sewer Sys. RB, 5.00%, 06/01/2039	2,950,000	3,067,646

		35,966,188

Total Municipal Obligations (cost $199,817,473)		208,423,412

	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.19% q ø (cost $2,759,977)	2,759,977	2,759,977

Total Investments (cost $202,577,450) 98.7%		211,183,389
Other Assets and Liabilities 1.3%		2,747,555

Net Assets 100.0%		$213,930,944

2

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Inverse floating rate security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2009:

North Carolina	86.8%
Puerto Rico	4.4%
Virgin Islands	3.3%
Wyoming	1.5%
South Carolina	1.4%
Massachusetts	0.5%
Tennessee	0.4%
District of Columbia	0.4%
Non-state specific	1.3%

100.0%

On November 30, 2009, the aggregate cost of securities for federal income tax purposes was $202,595,781. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,335,158 and $747,550, respectively, with a net unrealized appreciation of $8,587,608.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

3

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$206,002,412	$2,421,000	$208,423,412
Short-term investments	2,759,977	0	0	2,759,977

	$2,759,977	$206,002,412	$2,421,000	$211,183,389

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Debt Securities issued by states in the U.S. and its political subdivisions

Balance as of June 1, 2009	$0
Realized gains or losses	0
Change in unrealized gains or losses	(12,249)
Amortization/Accretion	12,249
Net purchases (sales)	2,421,000
Transfers in and/or out of Level 3	0

Balance as of November 30, 2009	$2,421,000

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2009	$(12,249)

4

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: January 29, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: January 29, 2010